UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22358
Investment Company Act file number

Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

1-212-702-3500
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: July 1, 2012 - June 30, 2013

Item 1. Proxy Voting Record.

No securities required voting during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title)  /s/ Garrett R. D’Alessandro
  Garrett R. D’Alessandro
  President

Date    August 28, 2013